Weighted Average Common Shares (Tables)	12 Months Ended
Sep. 30, 2015
Weighted Average Common Shares [Abstract]
Schedule Of Basic And Diluted Earnings Per Common Share Reconciliation
Reconciliations of weighted-average shares for basic and diluted earnings per common share follow (shares in millions):

	2013	2014	2015
Basic shares outstanding	717.7	700.2	673.3
Dilutive shares	5.2	3.9	3.2
Diluted shares outstanding	722.9	704.1	676.5